Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	[1]	$ 1,176	$ 859
Purchase of goods and services		2,420	2,080
Total operating costs		3,596	2,939
Employee-related restructuring costs		$ 423	$ 54

[1]	Employee salaries and benefits include $423 (2017 - $54) in employee-related restructuring costs